Organization and Reorganization (Details 2) ¥ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 578,558	$ 84,148		¥ 66,695	$ 9,700	¥ 24,785	¥ 11,405
Prepayments and other current assets	68,819	10,009		16,181
Receivables due from related parties				2,260
Held-for-sale assets				837
Short-term investments				4,000
Total current assets	699,632	101,757		109,548
Non-current assets:
Property, equipment and software, net	11,636			938
Long-term investments	4,390	638		1,000
Total non-current assets	26,293	3,823		3,287
TOTAL ASSETS	725,925	105,580		112,835
Current liabilities:
Accounts payable	6,996	1,018		3,340
Advance from customers	14,704	2,139		9,751
Short-term borrowings	0			24,971
Salary and welfare benefits payable	48,835	7,103		41,297
Other taxes payable	16,974	2,469		21,476
Other current liabilities	36,426	5,296		29,047
Total current liabilities	123,935	18,025		171,047
Non-current liabilities:
Total non-current liabilities				5,750
TOTAL LIABILITIES	123,935	18,025		176,797
Major VIEs
Current assets:
Cash and cash equivalents	25,166			32,210
Accounts receivable, net	27,160			8,467
Prepayments and other current assets	16,692			14,458
Receivables due from related parties		0		2,260
Amount due from the subsidiaries of the Group	4,973			1,923
Held-for-sale assets		0		837
Short-term investments		$ 0		4,000
Total current assets	73,991			64,155
Non-current assets:
Property, equipment and software, net	522			938
Long-term investments	4,390			1,000
Total non-current assets	4,912			1,938
TOTAL ASSETS	78,903			66,093
Current liabilities:
Accounts payable	1,871			3,340
Advance from customers	13,922			9,751
Short-term borrowings	0			24,971
Salary and welfare benefits payable	30,535			40,803
Other taxes payable	12,651			21,476
Other current liabilities	5,306			26,422
Amount due to the subsidiaries of the Group	233,295			182,033
Total current liabilities	297,580			308,796
Non-current liabilities:
Long-term borrowings	0			2,932		¥ 0
Total non-current liabilities			$ 0	2,932
TOTAL LIABILITIES	¥ 297,580			¥ 311,728